Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 18, 2023	Apr. 02, 2023	Dec. 31, 2022
Senior Secured Convertible Promissory Note [Member]
Interest rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%